Offerings - Offering: 1	Apr. 06, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Maximum Aggregate Offering Price	$ 10,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,381.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). This Registration Statement on Form S-1 (this "Registration Statement") covers shares of common stock, $0.0001 par value per share ("Common Stock"), of Ten Holdings, Inc. (the "Company" or "Registrant") to be issued and sold by the Company pursuant to the proposed form of Underwriting Agreement by and between the Company and Network 1 Financial Securities, Inc. (the "Underwriter"), including shares that may be sold pursuant to the Underwriter's over-allotment option.